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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-09140

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                            VIRTUS RETIREMENT TRUST
              (exact name of registrant as specified in charter)

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                    101 Munson Street, Greenfield, MA 01301
                   (Address of principal executive offices)

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  Kevin J. Carr, Esq., Virtus Investment Partners, Inc., One Financial Plaza,
                              Hartford, CT 06103
                    (Name and Address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 800-243-1574

                        Date of Fiscal Year End: 12/31

               Date of Reporting Period: 07/01/2018 - 06/30/2019

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09140
Reporting Period: 07/01/2018 - 06/30/2019
Virtus Retirement Trust









============== Virtus DFA 2015 Target Date Retirement Income Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============== Virtus DFA 2020 Target Date Retirement Income Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============== Virtus DFA 2025 Target Date Retirement Income Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============== Virtus DFA 2030 Target Date Retirement Income Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============== Virtus DFA 2035 Target Date Retirement Income Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============== Virtus DFA 2040 Target Date Retirement Income Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============== Virtus DFA 2045 Target Date Retirement Income Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============== Virtus DFA 2050 Target Date Retirement Income Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============== Virtus DFA 2055 Target Date Retirement Income Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============== Virtus DFA 2060 Target Date Retirement Income Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.


========== END NPX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Retirement Trust

By:    /s/ George R. Aylward
       ----------------------------
       George R. Aylward, President

Date:  August 7, 2019